Receivables, Net (Tables)	12 Months Ended
Apr. 28, 2012
Receivables

Receivables represent customer, private and public institutional and government billings, credit/debit card, advertising, landlord and other receivables due within one year as follows:

	April 28, 2012	April 30, 2011
Trade accounts	$91,476	81,577
Credit/debit card receivables	36,042	42,982
Advertising	3,911	5,877
Receivables from landlords for leasehold improvements	374	867
Other receivables	28,694	18,991

Total receivables, net	$160,497	150,294